CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net sales (note 25)	$ 2,908,565	$ 2,750,816
Cost of sales	2,102,612	1,949,597
Gross profit	805,953	801,219
Selling, general and administrative expenses (note 16(a))	368,546	377,323
Restructuring and acquisition-related costs (note 17)	34,228	22,894
Operating income	403,179	401,002
Financial expenses, net (note 14(c))	31,045	24,186
Earnings before income taxes	372,134	376,816
Income tax expense (note 18)	21,360	14,482
Net earnings	350,774	362,334
Other comprehensive income (loss), net of related income taxes:
Cash flow hedges (note 14(d))	(10,158)	(27,071)
Actuarial loss on employee benefit obligations (note 12(a))	(1,694)	(64)
Other comprehensive income	(11,852)	(27,135)
Comprehensive income	$ 338,922	$ 335,199
Earnings per share (note 19):
Basic (in dollars per share)	$ 1.66	$ 1.62
Diluted (in dollars per share)	$ 1.66	$ 1.61